DERIVATIVES AND HEDGING ACTIVITIES (Tables)	12 Months Ended
Mar. 31, 2012
Derivative Instruments

The derivative instruments as of March 31, 2011 and 2012 were as follows.

		Yen in millions		U.S. Dollars in thousands
Derivatives not designated as hedging instruments	Balance sheet Location	2011	2012	2012
Assets
Current assets
Foreign currency contracts	Other current assets	¥45	¥129	$1,573

Total		¥45	¥129	$1,573

Liabilities
Current liabilities
Foreign currency contracts	Other liabilities	(433)	(281)	(3,427)

Total		¥(433)	¥(281)	$(3,427)

Amount of Gain or (Loss) Recognized In Income on Derivative

The amount of gains or (losses) recognized in income on derivative for the year ended March 31, 2010, 2011, and 2012 were as follows.

Amount of gains (losses) recognized in income on derivative

		Yen in millions			U.S. Dollars in thousands
Derivatives not designated as hedging instruments	Location of gains (losses) recognized in income on derivative	Amount of gains (losses) recognized in income on derivative
		2010	2011	2012	2012
Foreign currency contracts	Exchange gains (losses)	¥565	¥(112)	¥236	$2,878
Currency swaps	Exchange gains (losses)	321	-	-	-
Currency option contracts	Exchange gains (losses)	3	4	-	-

Total		¥889	¥(108)	¥236	$2,878

Total Gross Notional Amounts for Outstanding Derivatives (Recorded At Fair Value)

Total gross notional amounts for outstanding derivatives (recorded at fair value) were as follows:

	Yen in millions		U.S. Dollars in thousands
	2011	2012	2012
Foreign currency contracts	¥22,836	¥27,450	$334,756

Total	¥22,836	¥27,450	$334,756

Notional Amounts for Foreign Currency Contracts, Foreign Currency Swaps and Currency Option Contracts, Presented By Currency

The notional amounts for Foreign currency contracts presented by currency, were as follows:

	Yen in millions		U.S. Dollars in thousands
	2011	2012	2012
U.S. Dollars	¥15,533	¥18,445	$224,939
Euro	5,254	6,933	84,549
Other	2,049	2,072	25,268

Total	¥22,836	¥27,450	$334,756